Significant Judgments and Estimates	12 Months Ended
Dec. 31, 2025
Accounting Judgements And Estimates [Abstract]
Significant Judgments and Estimates

5. Significant Judgments and Estimates
The preparation of these consolidated financial statements requires management to make judgments and estimates, which are continually evaluated based on management's experience and knowledge of relevant facts and circumstances. Actual results may differ from these estimates. Information about such judgments and estimates is included in the accounting policies (Note 3) and other notes to the financial statements. The significant judgments and estimates made include the following:
Critical judgments in applying accounting policies
The critical judgments that the Company's management has made in the process of applying the Company's accounting policies, apart from those involving estimations, that have the most significant effect on the amounts recognized in the
Company's consolidated financial statements are as follows:
Assessment of impairment indicators of non-current assets
Management assesses whether any indication of impairment exists at the end of each reporting period. Judgment is required in assessing whether certain factors would be considered an indicator of impairment. The Company considers both internal and external information to determine whether there is an indicator of impairment and, accordingly, whether impairment testing is required. The information the Company considers in assessing whether there is an indicator of impairment includes, but is not limited to, significant decreases in future gold prices, increases in operating cost and future capital costs estimates, decreases in estimated mineral reserves, decreases in estimated production and increases in the discount rate. No impairment indicators were identified by management as of December 31, 2025.
Business combination
The determination of the fair value of assets acquired and liabilities assumed, and any resulting goodwill, requires management to exercise judgment and make estimates based on information available at the acquisition date. These estimates consider future events, including, but not limited to, mineral reserves and resources, exploration potential, future operating and capital costs, metal prices, long-term foreign exchange rates, discount rates, and tax rates.
Mineral reserves and resources
The Company estimates its mineral reserves and resources in accordance with National Instrument 43-101 requirements.
The estimation of mineral reserves and resources requires judgment to interpret geological data and metallurgical testing, design of appropriate mining methods, recovery methods and establishment of a life of mine production schedule. The estimation of recoverable reserves is also based on assumptions such as capital costs, operating costs and metal pricing.
Changes in the reserve or resource estimates may impact the valuation of property, plant, equipment and mineral properties, and exploration and evaluation assets, recognition of deferred tax amounts, reclamation and remediation obligations, and deprecation, depletion and amortization.
Inventory
The Company’s management makes estimates of the expected recoverable ounces of gold on leach pads and the expected timing of recoveries in in process inventory, which is also used in the determination of the cost of sales during the period.
Expected recoverable ounces of gold on leach pads are determined based on the type of ore tonnes mined and placed on the leach pad, rock density, grams of gold per tonne and expected recovery rates.
Management relies on internal geological and metallurgical experts to develop estimates related to expected recoverable ounces of gold on leach pads and timing of recoveries. The Company monitors the ongoing recovery of gold ounces from the leach pads and may refine its estimates based on these results. Assumptions used in the net realizable value assessment include the estimated gold price at the time of sale, and remaining costs of completion to bring inventory into its saleable form. Changes in these estimates can result in a change in the carrying amount of inventories and future cost of sales.
Reclamation provision
Reclamation provision represents the present value of estimated future costs for the reclamation of the Company’s mines and properties. These estimates include assumptions as to the future activities, cost of services, timing of the reclamation work to be performed, inflation rates, exchange rates and discount rates.
The actual cost to reclaim a mine may vary from the estimated amounts because there are uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the reclamation of a mine. Management periodically reviews the reclamation requirements and adjusts the liability as new information becomes available and will assess the impact of new regulations and laws as they are enacted.